Schedule of concentration of credit risk (Details)	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%			[1]	12.00%
Customer A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	35.00%		60.00%
Customer B [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	11.00%
Customer C [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	24.00%			[1]
Customer D [Member] | Contract Liabilities [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			25.00%
Customer E [Member] | Contract Liabilities [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			21.00%
Customer F [Member] | Contract Liabilities [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	41.00%
Customer G [Member] | Contract Liabilities [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	31.00%
Supplier A [Member] | Total Purchases [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	15.00%			[1]
Supplier B [Member] | Total Purchases [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage				[1]	24.00%
Supplier C [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.00%		42.00%
Supplier D [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			11.00%
Supplier E [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.00%
Supplier F [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.00%
Supplier G [Member] | Advance to Suppliers [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			23.00%
Supplier H [Member] | Advance to Suppliers [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			12.00%
Supplier I [Member] | Advance to Suppliers [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	22.00%			[1]
Supplier J [Member] | Advance to Suppliers [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.00%
Supplier K [Member] | Advance to Suppliers [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.00%
Supplier L [Member] | Advance to Suppliers [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.00%

[1]	Represent percentage less than 10%